IOWA SCHOOLS JOINT
                                INVESTMENT TRUST


                            INTERIM FINANCIAL REPORT
                                DECEMBER 31, 1997



                                SPONSORED BY THE
                       IOWA ASSOCIATION OF SCHOOL BOARDS

TRUSTEES' REPORT
----------------
To Iowa Schools Joint Investment Trust Participants:

The Iowa Schools Joint Investment Trust (ISJIT) is pleased to present this semi-annual report of Trust operations for the period ended December 31, 1997. During 1997, market rates for short-term securities were relatively constant by historical standards. ISJIT maintained a consistent focus upon its three complementary investment objectives; protection of invested participant funds, maintaining the necessary degree of liquidity to accommodate participant needs and providing participants with an excellent market rate of return.

Included in this report is a summary of liquid rates for 1997 and each preceding calendar year. Rates earned by ISJIT participants were reflective of the general trend in interest rates throughout the year.

Participation in ISJIT's investment programs continues to grow and serve additional participants. As of December 31, 1997, a total of 323 school corporations and other eligible organizations formed under Iowa Code chapter 28E were authorized to invest in ISJIT. During the period, total assets invested within the liquid funds ranged from a low of $129,478,644 to a high of $294,641,135. When fixed term securities are included, the respective figures range from a low of $242,552,275 to a high of $430,165,621. Total funds invested on each day in 1997 were greater than total funds invested on the same day for all previous years.

The Board of Trustees is very pleased with the success of the ISJIT cash management program and would welcome any comments or suggestions that you might have. Our goal is to provide a cash management program that is always responsive to its member's needs.

Respectfully,



Don Williams, Chair
Board of Trustees

MANAGEMENT DISCUSSION
---------------------

During the last half of the fiscal year, short-term interest rates were stable. The domestic U.S. economy remains strong. The lowest unemployment rate since 1973 and wages rising at the fastest pace in a decade will likely keep consumer spending vigorous. Home sales are at record levels due to the recent decline in mortgage rates. Businesses continue to invest in technology to improve efficiency in a competitive marketplace.

The turmoil in Asia, however, will likely dampen economic growth. The Federal Reserve is unlikely to raise short-term interest rates until the impact of Asia on the U.S. economy becomes more clear. Once Asia stabilizes, however, the strength of the domestic economy will again be the focus of the Federal Reserve and short-term interest rates may edge higher.

The rate on the ISJIT Diversified Fund exceeded five percent in each of the last six months. The portfolio consistently provided a rate more than 0.20 percent greater than the Donoghue Index of national money market funds.

The average maturity of the ISJIT Diversified Fund was 36 days on December 31, 1997. The average maturity is being maintained at a shorter level, since there is little yield difference between overnight and six month investments.

The ISJIT program emphasizes three elements: safety, liquidity, and competitive rates in that order. We look forward to serving you in 1998.



Sincerely,



Kathryn D. Beyer, CFA
Managing Director
Investors Management Group

IOWA SCHOOLS JOINT INVESTMENT TRUST
DIVERSIFIED PORTFOLIO
STATEMENT OF NET ASSETS
DECEMBER 31, 1997
(SHOWING PERCENTAGE OF NET ASSETS)
----------------------------------

                                                                   YIELD AT
                                                                    TIME OF                    AMORTIZED
   PAR VALUE                     DESCRIPTION                       PURCHASE     DUE DATE         COST
--------------    --------------------------------------------     --------    ----------   -------------
DISCOUNTED GOVERNMENT SECURITIES -- 10.38%
$   8,185,000     Federal National Mtge. Assoc.-Disc. Note           5.63%      02/06/98     $   8,140,105
    5,000,000     Fed. Home Loan Mtge Corp.-Disc. Note               5.68%      02/12/98         4,967,742
    5,000,000     Fed. Home Loan Mtge Corp.-Disc. Note               5.64%      02/12/98         4,967,975
                                                                                             -------------
                  TOTAL (cost-- $18,075,822)                                                 $  18,075,822
                                                                                             -------------

COUPON SECURITIES -- 37.35%
$   5,000,000     Federal National Mtge. Assoc., 6.05%               5.82%      01/12/98     $   5,000,134
    2,000,000     Federal National Mtge. Assoc., 6.02%               5.74%      01/20/98         2,000,165
    5,000,000     Federal National Mtge. Assoc., 7.93%               5.97%      01/20/98         5,004,499
    5,000,000     Student Loan Marketing Assoc., Variable Rate       5.30%      01/21/98         5,000,288
    1,000,000     Federal Home Loan Bank, 5.60%                      5.68%      01/23/98           999,896
    1,500,000     Fed. Nat'l Mtge. Assoc., Variable Rate             5.89%      02/17/98         1,500,198
    2,000,000     Federal Home Loan Bank, 5.14%                      6.10%      02/20/98         1,997,456
    2,000,000     Federal National Mtge. Assoc., 5.62%               5.84%      02/23/98         1,999,119
    5,000,000     Federal Home Loan Bank, 7.32%                      5.89%      02/24/98         5,009,317
    1,278,000     Student Loan Marketing Assoc., 5.54%               5.94%      02/25/98         1,277,233
    3,000,000     Student Loan Marketing Assoc., 7.00%               6.03%      03/03/98         3,004,616
    1,000,000     Federal National Mtge. Assoc., 0.00%               5.65%      03/09/98           989,662
    3,000,000     Federal National Mtge. Assoc., 8.20%               5.62%      03/10/98         3,013,904
    1,000,000     Federal National Mtge. Assoc., 5.71%               5.88%      03/18/98           999,667
    1,000,000     Federal National Mtge. Assoc., 5.71%               5.68%      03/18/98         1,000,055
    1,000,000     Federal National Mtge. Assoc., 5.25%               6.10%      03/25/98           998,136
    1,000,000     Federal National Mtge. Assoc., 5.25%               6.09%      03/25/98           998,153
    1,500,000     Federal National Mtge. Assoc., 5.35%               5.71%      04/01/98         1,498,621
    5,000,000     Fed. Nat'l Mtge. Assoc., Variable Rate             5.84%      04/15/98         4,999,439
    2,050,000     Fed. Home Loan Mtge. Corp., 5.31%                  5.69%      04/29/98         2,047,447
    2,500,000     Federal National Mtge. Assoc., 5.40%               5.90%      05/28/98         2,495,053
    1,500,000     Fed. Home Loan Mtge Corp., Variable Rate           5.90%      06/30/98         1,502,091
    4,000,000     Federal Home Loan Bank, Variable Rate              5.72%      10/23/98         3,998,958
    3,000,000     Student Loan Marketing Assoc., Variable Rate       5.75%      11/05/98         3,000,160
    4,750,000     Student Loan Marketing Assoc., Variable Rate       5.71%      01/13/99         4,735,450
                                                                                             -------------
                  TOTAL (cost-- $65,069,717)                                                 $  65,069,717
                                                                                             -------------

See Notes to Financial Statements.

IOWA SCHOOLS JOINT INVESTMENT TRUST
DIVERSIFIED PORTFOLIO
STATEMENT OF NET ASSETS, CONTINUED
DECEMBER 31, 1997
(SHOWING PERCENTAGE OF NET ASSETS)

                                                                   YIELD AT
                                                                    TIME OF                    AMORTIZED
   PAR VALUE                     DESCRIPTION                       PURCHASE     DUE DATE         COST
--------------    ----------------------------------------------   ---------   ----------    -------------
CERTIFICATES OF DEPOSIT -- 17.15%
$     250,000     Citizens Bank, Sac City                            5.90%      01/05/98     $     250,000
      250,000     Citizens Bank, Sac City                            5.95%      01/05/98           250,000
    2,500,000     Bankers Trust, Des Moines                          5.70%      01/05/98         2,500,000
    2,000,000     First State Bank, Conrad                           5.68%      01/06/98         2,000,000
    1,000,000     Ottumwa Savings Bank, Ottumwa                      5.80%      01/23/98         1,000,000
      500,000     Peoples Bank & Trust, Rock Valley                  5.95%      01/26/98           500,000
    2,000,000     DeWitt Bank & Trust, DeWitt                        5.90%      01/27/98         2,000,000
      750,000     Farmers State Bank, Hawarden                       5.75%      01/30/98           750,000
    1,000,000     Ottumwa Savings Bank, Ottumwa                      5.78%      02/11/98         1,000,000
      250,000     Ft. Madison Bank & Tr, Ft. Madison                 6.10%      02/18/98           250,000
    2,500,000     Norwest Bank, Pleasant Hill                        5.90%      02/18/98         2,500,000
      500,000     American Bank, LeMars                              5.90%      02/20/98           500,000
      500,000     Union State Bank, Winterset                        5.95%      02/20/98           500,000
      300,000     First State Bank, Ida Grove                        5.80%      03/02/98           300,000
      500,000     American Bank, LeMars                              5.90%      03/05/98           500,000
    1,000,000     Mercantile Bank, Cedar Rapids                      5.90%      03/06/98         1,000,000
      500,000     Union State Bank, Monona                           5.90%      03/09/98           500,000
    1,500,000     St. Ansgar State Bank, St. Ansgar                  5.90%      03/10/98         1,500,000
      500,000     Peoples Bank, Elkader                              5.85%      03/18/98           500,000
      500,000     Peoples Bank & Trust, Rock Valley                  6.05%      03/20/98           500,000
    2,500,000     Bankers Trust, Des Moines                          5.85%      03/23/98         2,500,000
      500,000     Citizens Bank, Sac City                            5.80%      04/13/98           500,000
      500,000     St. Ansgar State Bank, St. Ansgar                  5.90%      04/20/98           500,000
      500,000     Premier Bank, Rock Valley                          5.90%      05/18/98           500,000
      675,000     Mercantile Bank, Mt. Pleasant                      5.90%      05/20/98           675,000
      300,000     First State Bank, Ida Grove                        5.90%      06/01/98           300,000
      500,000     Peoples State Bank, Elkader                        5.90%      06/22/98           500,000
      500,000     Peoples Savings Bank, Elma                         5.95%      06/22/98           500,000
      500,000     Peoples Savings Bank, Elma                         5.95%      06/22/98           500,000
      300,000     Community Bank, Miles                              6.30%      08/10/98           300,000


See Notes to Financial Statements.

IOWA SCHOOLS JOINT INVESTMENT TRUST
DIVERSIFIED PORTFOLIO
STATEMENT OF NET ASSETS, continued
DECEMBER 31, 1997
(SHOWING PERCENTAGE OF NET ASSETS)

                                                                   YIELD AT
                                                                    TIME OF                    AMORTIZED
   PAR VALUE                     DESCRIPTION                       PURCHASE     DUE DATE         COST
--------------    ----------------------------------------------   --------    ----------   --------------
$     250,000     Ft. Madison Bank & Tr, Ft. Madison                 6.05%      08/21/98     $     250,000
      500,000     DeWitt Bank & Trust, DeWitt                        6.05%      09/04/98           500,000
      250,000     First Bank & Trust, Rock Rapids                    6.10%      09/16/98           250,000
      500,000     First American Bank, Ames                          6.00%      09/18/98           500,000
    2,500,000     Norwest Bank, Clive                                6.10%      11/12/98         2,500,000
      300,000     Community Bank, Miles                              6.10%      12/11/98           300,000
                                                                                             -------------
                  TOTAL (cost-- $29,875,000)                                                 $  29,875,000
                                                                                             -------------

REPURCHASE AGREEMENTS (collateralized by U.S. government securities) -- 34.73%
$  30,257,000     Merrill Lynch, Repurchase Agreement                6.50%      01/02/98     $  30,257,000
$  30,256,000     J.P. Morgan, Repurchase Agreement                  6.50%      01/02/98     $  30,256,000
                                                                                             -------------
                  TOTAL (cost-- $60,513,000)                                                 $  60,513,000
                                                                                             -------------

TOTAL INVESTMENTS-- 99.61% (cost-- $173,533,539)                                             $ 173,533,539

EXCESS OF OTHER ASSETS OVER TOTAL LIABILITIES-- 0.39%                                        $     682,087
                  (Includes $37,106 payable to IMG and $772,577                              -------------
                  dividends payable to unitholders)

NET ASSETS-- 100%                                                                            $ 174,215,626
                  Applicable to 174,215,626 outstanding units                                =============

NET ASSET VALUE:                                                                             $        1.00
                  Offering and redemption price per unit ($174,215,626                       =============
                  divided by 174,215,626  units outstanding)






See Notes to Financial Statements.

IOWA SCHOOLS JOINT INVESTMENT TRUST
DIRECT GOVERNMENT OBLIGATION PORTFOLIO
STATEMENT OF NET ASSETS
DECEMBER 31, 1997
(SHOWING PERCENTAGE OF NET ASSETS)
----------------------------------

                                                                   YIELD AT
                                                                    TIME OF                    AMORTIZED
   PAR VALUE                     DESCRIPTION                       PURCHASE     DUE DATE         COST
--------------  ------------------------------------------------   ---------    ---------   --------------
COUPON SECURITIES -- 6.45%
$    1,000,000  U. S. Treasury Note, 7.25%                          5.75%       02/15/98     $  1,001,841
     1,000,000  U. S. Treasury Note, 6.13%                          6.02%       03/31/98        1,000,253
                                                                                             ------------
                TOTAL (cost-- $2,002,094)                                                    $  2,002,094
                                                                                             ------------

REPURCHASE AGREEMENTS (collateralized by U.S. government securities) -- 93.87%
$   29,130,000  SBC Warburg, Repurchase Agreement                   6.40%       01/02/98     $ 29,130,000
                                                                                             ------------
                TOTAL (cost-- $29,130,000)                                                   $ 29,130,000
                                                                                             ------------

TOTAL INVESTMENTS-- 100.32% (cost-- $31,132,094)                                             $ 31,132,094

EXCESS OF OTHER ASSETS OVER TOTAL LIABILITIES-- (0.32%)                                     ($     98,210)
                (Includes $3,944 payable to IMG and $130,477                                 ------------
                dividends payable to unitholders)

NET ASSETS-- 100%                                                                            $ 31,033,884
                Applicable to 31,033,884 outstanding units                                   ============

NET ASSET VALUE:                                                                             $       1.00
                Offering and redemption price per unit ($31,033,884                          ============
                divided by 31,033,884 units outstanding)








See Notes to Financial Statements.

IOWA SCHOOLS JOINT INVESTMENT TRUST
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1997
------------------------------------------


                                                             DIRECT GOVERNMENT
                                    DIVERSIFIED PORTFOLIO  OBLIGATION PORTFOLIO
                                    ---------------------  --------------------
INVESTMENT INCOME:
     Interest                           $   4,259,677         $     840,028
                                        -------------         -------------

EXPENSES:
     Investment advisory and
        program support fees                  185,972                22,522
     Custody and administrative fees          167,832                48,798
     Distribution fees                         75,040                15,015
     Other fees and expenses                   22,513                 4,505
                                        -------------         -------------

TOTAL EXPENSES                                451,357                90,840
                                        -------------         -------------

NET INVESTMENT INCOME                   $   3,808,320         $     749,188
                                        =============         =============






See Notes to Financial Statements.

IOWA SCHOOLS JOINT INVESTMENT TRUST
STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1997 AND 1996

                                                                                 DIRECT GOVERNMENT
                                         DIVERSIFIED PORTFOLIO                 OBLIGATION PORTFOLIO
                                       1997                1996               1997              1996
                              -------------------------------------   ---------------------------------
From Investment Activities:
  Net investment income
  distributed to unitholders  $      3,808,320    $      3,141,952    $      749,188   $       514,869
                              ================    ================    ==============   ===============

From Unit Transactions:
  (at constant net asset
    value of $1 per unit)
  Units sold                  $    490,976,151    $    496,532,346    $   16,331,362   $    17,759,495
  Units issued in reinvest-
    ment of dividends from
    net investment income            3,808,320           3,141,952           749,188           514,869
  Units redeemed                  (515,820,286)       (510,011,213)      (16,026,647)      (15,214,369)
                              ----------------    ----------------    --------------   ---------------
  Net increase/(decrease)
    in net assets derived
    from unit transactions         (21,035,815)        (10,336,915)        1,053,903        (3,059,995)

  Net assets at
    beginning of period            195,251,441         171,554,264        29,979,981        22,721,807
                              ----------------    ----------------    --------------   ---------------

  Net assets at end
    of six months             $    174,215,626    $    161,217,349    $   31,033,884   $    25,781,802
                              ================    ================    ==============   ===============







See Notes to Financial Statements.

                      IOWA SCHOOLS JOINT INVESTMENT TRUST
                              FINANCIAL HIGHLIGHTS


SELECTED DATA FOR A UNIT PORTFOLIO
OUTSTANDING THROUGH EACH PERIOD
-------------------------------


                                1997      1996      1995      1994      1993      1992      1991      1990      1989      1988
                             ---------------------------------------------------------------------------------------------------
IOWA SCHOOLS JOINT INVESTMENT
TRUST DIVERSIFIED PORTFOLIO
Net Asset Value,
Beginning of Period          $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000

Net Investment Income            .051      .049      .053      .043      .027      .031      .073      .073      .080      .073
Dividends Distributed           (.051)    (.049)    (.053)    (.043)    (.027)    (.031)    (.073)    (.073)    (.080)    (.073)
                             ---------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000
                             ===================================================================================================

Total Return                    5.08%     4.85%     5.31%     4.33%     2.68%     3.11%     7.26%     7.27%     8.05%     7.26%

Ratio of Expenses
to Average Net Assets           0.60%     0.60%     0.59%     0.59%     0.58%     0.58%     0.62%     0.66%     0.67%     0.67%

Ratio of Net Income to
Average Net Assets              5.08%     4.85%     5.31%     4.33%     2.68%     3.11%     7.26%     7.27%     8.05%     7.26%

Net Assets,
End of Period
(000 Omitted)                $174,215  $161,217  $166,018  $128,985  $143,987  $143,378  $110,353  $103,212  $ 60,102  $ 58,366



See Notes to Financial Statements.

                      IOWA SCHOOLS JOINT INVESTMENT TRUST
                              FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A UNIT PORTFOLIO
OUTSTANDING THROUGH EACH PERIOD
-------------------------------


                                1997      1996      1995      1994      1993      1992      1991      1990      1989
                             ----------------------------------------------------------------------------------------
IOWA SCHOOLS JOINT INVESTMENT TRUST
DIRECT GOVERNMENT OBLIGATION PORTFOLIO
Net Asset Value,
Beginning of Period          $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000

Net Investment Income            .050      .047      .052      .042      .025      .030      .049      .073      .080

Dividends Distributed           (.050)    (.047)    (.052)    (.042)    (.025)    (.030)    (.049)    (.073)    (.080)
                             -----------------------------------------------------------------------------------------

Net Asset Value,
End of Period                $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000
                             =========================================================================================
Total Return                    4.99%     4.68%     5.21%     4.23%     2.54%     2.98%     4.93%     7.28%     8.05%

Ratio of Expenses
to Average Net Assets            .60%     0.60%     0.59%     0.59%     0.58%     0.58%     0.62%     0.65%     0.65%

Ratio of Net Income to
Average Net Assets              4.99%     4.68%     5.21%     4.23%     2.54%     2.98%     4.93%     7.28%     8.05%

Net Assets,
End of Period
(000 Omitted)                $ 31,034  $ 25,781  $ 34,801  $ 27,743  $ 32,508  $ 28,713  $ 29,228  $ 27,443  $ 18,688



See Notes to Financial Statements.

IOWA SCHOOLS JOINT INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
-----------------------------


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     ORGANIZATION

     Iowa Schools Joint Investment Trust (ISJIT) is a common law trust established under Iowa law pursuant to Chapter 28E and Section 279.29, Iowa Code (1985), as amended, which authorizes Iowa schools to jointly invest moneys pursuant to a joint investment agreement. ISJIT is registered under the Investment Company Act of 1940. ISJIT was established by the adoption of a Joint Powers Agreement and Declaration of Trust as of October 1, 1986, and commenced operations on December 16, 1986. The Joint Powers Agreement and Declaration of Trust was amended September 22, 1988, and again on May 1, 1993. As amended, ISJIT is authorized and now operates three investment programs: 1) the Diversified Portfolio, 2) the Direct Government Obligation Portfolio, and 3) the Fixed Term Automated (FTA) Investment Program. The objective of the portfolios is to maintain a high degree of liquidity and safety of principal through investment in short-term securities as permitted for Iowa schools under Iowa law. The objective of the FTA Investment Program is to provide individual public agency ownership of investments in legally permissible individual securities which offer fixed rates of return and fixed maturities. Norwest Bank Iowa, N.A. serves as ISJIT's Administrator and Custodian, and Investors Management Group serves as the Investment Advisor.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

     INVESTMENTS IN SECURITIES

     The Diversified and Direct Government Obligation Portfolios consist of cash and short-term investments valued at amortized cost pursuant to Rule 2a-7 under the Investment Company Act of 1940. This involves valuing a portfolio security at its original cost on the date of purchase, and thereafter amortizing any premium or discount on a straight-line basis to maturity. The amount of premium or discount amortized to income under the straight-line method does not differ materially from the amount which would be amortized to income under the interest method. Procedures are followed to maintain a constant net asset value of $1.00 per unit for each portfolio.

     Security transactions are accounted for on the trade date. Interest income, including the accretion of discount and amortization of premium, is recorded on the accrual basis.

     Under Governmental Accounting Standards as to custodial credit risk, ISJIT's investments in securities are classified as category one. Category one is the most secure investment category description.

     Certificates of deposit amounts in excess of the $100,000 federal deposit insurance are collateralized as required by Iowa law, including the security provided by the State of Iowa's sinking fund for public deposits.

IOWA SCHOOLS JOINT INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
-----------------------------------------

     In connection with transactions in repurchase agreements, it is ISJIT's policy that its Custodian take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest at all times. If the seller defaults, and the value of the collateral declines, realization of the collateral by ISJIT may be delayed or limited. At June 30, 1996 the securities purchased under overnight agreements to resell were collateralized by government agency securities with market values of $61,735,942 and $29,713,312 for the Diversified Portfolio and the Direct Government Obligation Portfolio, respectively.

     UNIT ISSUES, REDEMPTIONS, AND DISTRIBUTIONS

     ISJIT determines the net asset value of each portfolio account daily. Units are issued and redeemed daily at the daily net asset value. Dividends from net investment income for each portfolio is declared daily and distributed monthly.

     INCOME TAXES

     ISJIT is exempt from federal and state income tax.

     FEES AND EXPENSES

     Under separate agreements with ISJIT, Investors Management Group (IMG), the Investment Advisor and Program Support Provider, and Norwest Bank, Iowa, N.A. (Norwest), the Custodian and Administrator are paid an annual fee for operating the investment programs. For each of the portfolios, IMG receives .150 percent of the average daily net asset value up to $150 million and .125 percent exceeding $150 million for investment advisor fees. In addition, IMG receives .10 percent of the average daily net asset value of the Diversified Portfolio for program support fees. For the period ended December 31, 1997, the Diversified Portfolio and the Direct Government Obligation Portfolio paid $185,972 and $22,522, respectively to IMG for services provided. For each of the portfolios, Norwest receives .050 percent of the average daily net asset value up to $150 million, .045 percent from $150 to $200 million, and .040 percent exceeding $200 million for custodial services. For the Diversified Portfolio, Norwest receives .175 percent of the average daily net asset value up to $150 million, .165 percent from $150 to $200 million, and .150 percent exceeding $200 million; for the Direct Government Obligation Portfolio, Norwest receives .275 percent of the average daily net asset value up to $150 million, .265 percent from $150 to $200 million, and .250 percent exceeding $200 million for administrative services. For the period ended December 31, 1997, the Diversified Portfolio and the Direct Government Obligation Portfolio paid $167,832 and $48,798 respectively to Norwest for services provided. Under a distribution plan, the sponsoring association receives an annual fee of .10 percent of the daily net asset value of the portfolios. For the period ended December 31, 1997, the Diversified Portfolio and the Direct Government Obligation Portfolio paid $75,040 and $15,015 respectively to the Iowa Association of School Boards. ISJIT is responsible for operating expenses incurred directly by ISJIT. All fees are computed daily and paid monthly.

(2)  SECURITIES TRANSACTIONS

     Purchases of portfolio securities for the Diversified Portfolio and Direct Government Obligation Portfolio aggregated $6,218,633,605 and $3,441,949,000 respectively for the six months ended December 31, 1997. Proceeds from maturities of securities for the Diversified Portfolio and Direct Government Obligation Portfolio aggregated $6,239,235,181 and $3,440,761,000, respectively for the six months ended December 31, 1997.

                               BOARD OF TRUSTEES



                          DON WILLIAMS, CHAIR, Villisca
                        DEAN BORG, VICE CHAIRPERSON, Mount Vernon
                      GARY D. BENGSTEN, TREASURER, Carroll
                         BARB GROHE, TRUSTEE, Iowa City
                    RICHARD VANDE KIEFT, TRUSTEE, Cedar Falls
                           CAROLYN JONS, TRUSTEE, Ames


                               SERVICE PROVIDERS



                               INVESTMENT ADVISOR:
                           Investors Management Group
                                2203 Grand Avenue
                            Des Moines, IA 50312-5338

                          CUSTODIAN AND ADMINISTRATOR:
                             Norwest Bank Iowa, N.A.
                            666 Walnut, P.O. Box 837
                              Des Moines, IA 50304

                                 LEGAL COUNSEL:
                       Ahlers, Cooney, Dorweiler, Haynie,
                              Smith & Allbee, P.C.
                                100 Court Avenue
                              Des Moines, IA 50309

                              INDEPENDENT AUDITORS:
                              KPMG Peat Marwick LLP
                                2500 Ruan Center
                              Des Moines, IA 50309



                        FOR INVESTMENT INFORMATION . . .
                           c/o Norwest Bank Iowa, N.A.
                            666 Walnut, P.O. Box 837
                             Des Moines, Iowa 50304
                   Toll Free (800) 872-0140 or (515) 245-3245